Note 23 - Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 21, 2013
Note 23 - Commitments and Contingent Liabilities (Details) [Line Items]
Asset Retirement Obligations, Noncurrent	$ 1,050	$ 979
Loss Contingency, Loss in Period	3,457	3,441
Protection and Indemnity Insurance Coverage	1,000,000
Transasia Commodities Limited [Member]
Note 23 - Commitments and Contingent Liabilities (Details) [Line Items]
Loss Contingency, Damages Sought, Value			$ 6,500